Net finance costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Interest on long-term debt	$ 53,871	$ 57,752
Interest on lease liabilities	29,115	27,426
Net interest costs on net defined benefit obligations or assets (Note 17)	4,782	1,626
Other finance costs	6,192	8,413
Finance costs	93,960	95,217
Finance income	(41,497)	(3,194)
Net finance costs	$ 52,463	$ 92,023